Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company’s cybersecurity strategy is designed to provide a comprehensive approach to securing cybersecurity risks across our technology stack, governance framework, and human elements for our operations globally. Cybersecurity risk management is a critical component of our broader risk management strategy. Our cybersecurity program is built on industry best practices and is designed to proactively identify, assess, and mitigate cybersecurity risks, including threats associated with the use of all third-party service providers. Our cybersecurity risk assessment framework categorizes risks based on their potential impact and severity, and the Company implements targeted risk treatment plans to ensure robust protection and resilience.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company’s cybersecurity strategy is designed to provide a comprehensive approach to securing cybersecurity risks across our technology stack, governance framework, and human elements for our operations globally. Cybersecurity risk management is a critical component of our broader risk management strategy. Our cybersecurity program is built on industry best practices and is designed to proactively identify, assess, and mitigate cybersecurity risks, including threats associated with the use of all third-party service providers. Our cybersecurity risk assessment framework categorizes risks based on their potential impact and severity, and the Company implements targeted risk treatment plans to ensure robust protection and resilience.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The interim Chief Financial Officer and Head of Regulatory Affairs & Quality Management are the members of our executive management team who oversee the prevention, detection, mitigation, and remediation of cybersecurity incidents. Both these executives have extensive experience in risk management and compliance generally, and have been overseeing cybersecurity and IT management at the Company for over three years. They are supported by the Company’s IT systems administrator and an external managed IT and cybersecurity service provider. The service provider has been engaged by the Company for over ten years, to provide strategic IT advice and manage the Company's IT systems and infrastructure. The service provider, who has over 20 years of experience in securing IT in health and life sciences organizations, manages cybersecurity risks through a number of measures including the development and implementation of cybersecurity policies and procedures, training and penetration testing and systems monitoring. Our executive management team members regularly collaborate and receive reports from our managed IT and cybersecurity service provider, enabling ongoing assessment and monitoring of the Company’s cyber risk profile and initiatives.
Our Board of Directors entrusts its Audit & Risk Committee with overseeing Mesoblast’s cybersecurity risk management, including ensuring that management has established processes to evaluate and manage cybersecurity risks. Our executive management team members together with our managed IT and cybersecurity service provider update the Audit and Risk Committee on the Company’s cybersecurity initiatives, significant risks and mitigation work being undertaken.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit & Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our executive management team members together with our managed IT and cybersecurity service provider update the Audit and Risk Committee on the Company’s cybersecurity initiatives, significant risks and mitigation work being undertaken.
Cybersecurity Risk Role of Management [Text Block]
The interim Chief Financial Officer and Head of Regulatory Affairs & Quality Management are the members of our executive management team who oversee the prevention, detection, mitigation, and remediation of cybersecurity incidents. Both these executives have extensive experience in risk management and compliance generally, and have been overseeing cybersecurity and IT management at the Company for over three years. They are supported by the Company’s IT systems administrator and an external managed IT and cybersecurity service provider. The service provider has been engaged by the Company for over ten years, to provide strategic IT advice and manage the Company's IT systems and infrastructure. The service provider, who has over 20 years of experience in securing IT in health and life sciences organizations, manages cybersecurity risks through a number of measures including the development and implementation of cybersecurity policies and procedures, training and penetration testing and systems monitoring. Our executive management team members regularly collaborate and receive reports from our managed IT and cybersecurity service provider, enabling ongoing assessment and monitoring of the Company’s cyber risk profile and initiatives.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The interim Chief Financial Officer and Head of Regulatory Affairs & Quality Management are the members of our executive management team who oversee the prevention, detection, mitigation, and remediation of cybersecurity incidents. Both these executives have extensive experience in risk management and compliance generally, and have been overseeing cybersecurity and IT management at the Company for over three years. They are supported by the Company’s IT systems administrator and an external managed IT and cybersecurity service provider. The service provider has been engaged by the Company for over ten years, to provide strategic IT advice and manage the Company's IT systems and infrastructure. The service provider, who has over 20 years of experience in securing IT in health and life sciences organizations, manages cybersecurity risks through a number of measures including the development and implementation of cybersecurity policies and procedures, training and penetration testing and systems monitoring. Our executive management team members regularly collaborate and receive reports from our managed IT and cybersecurity service provider, enabling ongoing assessment and monitoring of the Company’s cyber risk profile and initiatives.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Both these executives have extensive experience in risk management and compliance generally, and have been overseeing cybersecurity and IT management at the Company for over three years. They are supported by the Company’s IT systems administrator and an external managed IT and cybersecurity service provider. The service provider has been engaged by the Company for over ten years, to provide strategic IT advice and manage the Company's IT systems and infrastructure. The service provider, who has over 20 years of experience in securing IT in health and life sciences organizations, manages cybersecurity risks through a number of measures including the development and implementation of cybersecurity policies and procedures, training and penetration testing and systems monitoring.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our executive management team members regularly collaborate and receive reports from our managed IT and cybersecurity service provider, enabling ongoing assessment and monitoring of the Company’s cyber risk profile and initiatives.Our Board of Directors entrusts its Audit & Risk Committee with overseeing Mesoblast’s cybersecurity risk management, including ensuring that management has established processes to evaluate and manage cybersecurity risks. Our executive management team members together with our managed IT and cybersecurity service provider update the Audit and Risk Committee on the Company’s cybersecurity initiatives, significant risks and mitigation work being undertaken.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true